Interest in Joint Venture (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of joint ventures [line items]
Summary of Interest in Joint Ventures
As of December 31, 2023, the interest in joint venture is composed as follows:

		December 31, 2023
(In thousands)	% of ownership interest	Interest in joint venture		Share of loss for the period
In joint controlling interest:
Consumidor Positivo Participações S.A.	55%	R$	184,011	(6,378)

Total		R$	184,011	(6,378)

The following table illustrates the summarized financial information of the Company’s interest in Consumidor Positivo Participações S.A.:

(In thousands)	December 31, 2023
Non-current assets	R$	331,934
Current assets (including cash and cash equivalents – R$ 441)		35,550
Current liabilities (including current financial liabilities excluding trade and other payables and provisions – R$ 0)		(7)

Net assets (100%)		367,477

Carrying amount of interest in joint venture		184,011

Loss and total comprehensive loss		(11,596)

Company’s share of total comprehensive loss	R$	(6,378)

Boa Vista Servicos S A [member]
Disclosure of joint ventures [line items]
Summary of Interest in Joint Ventures
As of August 7, 2023, the interest in joint venture is composed as follows:

		August 7, 2023		December 31, 2022
	% of	Interest in	Share of loss	Interest in	Share of
	ownership	joint	for the	joint	profit for
	interest	venture	period	venture	the period
Interest in joint venture:
BVRV Participações S.A.	55%	179,260	(3,010)	—	—

Total		179,260	(3,010)	—	—

Summary of Assets and Liabilities Assumed of BVRV Relating to the Company's Interest
The fair values of the identifiable assets and liabilities assumed of BVRV relating to the Company’s interest and the goodwill generated on the contribution of assets to BVRV on April 20, 2023 are presented below:

Fair value of the assets and
liabilities contributed
Other Assets and Liabilities	46,182
Relationship with customers	11,541
Trademark	15,920
Non-compete agreement	2,949
Internally developed software	18,918

Total assets and liabilities contributed in BVRV at fair value	95,510
Goodwill	86,760

Consideration transferred	182,270

Summary of Financial Information of the Group's Interest in BVRV Participações S.A
The following table illustrates the summarized financial information of the Group’s interest in BVRV Participações S.A. as at the reporting date:

August 7, 2023
Non-current assets	346,114
Current assets (including cash and cash equivalents – R$ 495)	8,235
Current liabilities (including current financial liabilities excluding trade and other payables and provisions R$ 0)	67

Net assets (100%)	354,282

Group’s share of net assets (*)	179,260

Carrying amount of interest in joint venture	179,260

Loss and total comprehensive loss (100%)	(5,473)

Loss and total comprehensive loss (55%)	(3,010)

Group’s share of total comprehensive income	(3,010)

(*)
Relates to: i) 50% of contribution of assets to the formation of BVRV (R$ 182,270), plus ii) 55% of share of net loss of joint venture accounted for using the equity method from April 20, 2023 to August 7, 2023 (R$3,010).